COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Florence Copper [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Capital commitments	$ 1,132	$ 47,863
Gibraltar Joint Venture [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Capital commitments	$ 24,156	$ 6,600